Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2015	Feb. 28, 2015
Overseas internet service company [Member]
Schedule of Ordinary Shares [Line Items]
Percentage of equity interest acquired	51.00%
Ordinary shares [Member]
Schedule of Ordinary Shares [Line Items]
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares issued for future delivery to employees and nonemployees		744,078	4,525,410	4,543,902
Class A treasury stock transferred for future delivery to employees and nonemployees		2,607,129
Ordinary shares [Member] | A related party of the Company [Member] | Overseas internet service company [Member]
Schedule of Ordinary Shares [Line Items]
Issuance of ordinary shares in connection with business acquisitions, shares (in shares)	51,722
Ordinary shares [Member] | Selling shareholder two [Member] | Overseas internet service company [Member]
Schedule of Ordinary Shares [Line Items]
Issuance of ordinary shares in connection with business acquisitions, shares (in shares)	76,372
Ordinary shares [Member] | Selling shareholder three [Member] | Overseas internet service company [Member]
Schedule of Ordinary Shares [Line Items]
Issuance of ordinary shares in connection with business acquisitions, shares (in shares)	76,372
Class A ordinary shares [Member]
Schedule of Ordinary Shares [Line Items]
Ordinary shares, shares authorized		378,000,000	378,000,000
Ordinary shares, par value		$ 0.001	$ 0.001
Ordinary shares, shares outstanding		151,592,057	147,485,168
Class B ordinary shares [Member]
Schedule of Ordinary Shares [Line Items]
Ordinary shares, shares authorized		122,000,000	122,000,000
Ordinary shares, par value		$ 0.001	$ 0.001
Ordinary shares, shares outstanding		42,568,349	45,931,163
ADS [Member]
Schedule of Ordinary Shares [Line Items]
Stock repurchase program, authorized amount		$ 400,000
Repurchased shares reissued to employees, amount		102,513
ADS [Member] | Repurchase Program, Batch First [Member]
Schedule of Ordinary Shares [Line Items]
Stock repurchase program, authorized amount		200,000
Shares repurchased, amount						$ 200,000
ADS [Member] | Repurchase Program, Batch Second [Member]
Schedule of Ordinary Shares [Line Items]
Stock repurchase program, authorized amount		$ 200,000
Shares repurchased, amount					$ 173,011